UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter
Ended:_3/31/08________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:  __Bartley J. Rainey______________________
Title: __Vice President & CFO___________________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  4/03/08
   [Signature]               [City, State]
[Date]








Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of
this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in
    this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of
the
    holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: $  490,110
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abercrombie & Fitch ClA        COM              002896207     2708    37030 SH       SOLE                    37030
                                                              2257    30860 SH       OTHER   1,2,3                    30860
Allstate Corp                  COM              020002101     1938    40325 SH       SOLE                    40325
                                                              2227    46331 SH       OTHER   1,2,3                    46331
Amer. Int'l Group              COM              026874107      407     9405 SH       SOLE                     9405
                                                              1390    32134 SH       OTHER   1,2,3                    32134
Amgen Inc                      COM              031162100     2997    71739 SH       SOLE                    71739
                                                              2840    67967 SH       OTHER   1,2,3                    67967
Anadarko Petroleum             COM              032511107     1841    29215 SH       SOLE                    29215
                                                              1622    25735 SH       OTHER   1,2,3                    25735
Asyst Technology Cp            COM              04648X107      226    64695 SH       SOLE                    64695
                                                               167    47685 SH       OTHER   1,2,3                    47685
Bank Amer Corp                 COM              060505104     3108    81991 SH       SOLE                    81991
                                                              2118    55862 SH       OTHER   1,2,3                    55862
Brinker International Inc      COM              109641100      510    27475 SH       SOLE                    27475
                                                               713    38455 SH       OTHER   1,2,3                    38455
Chevron Corp                   COM              166764100     1708    20006 SH       SOLE                    20006
                                                              1385    16222 SH       OTHER   1,2,3                    16222
Christopher & Banks Cp Com     COM              171046105      414    41415 SH       SOLE                    41415
                                                               565    56535 SH       OTHER   1,2,3                    56535
Cimarex Energy Co              COM              171798101     1058    19325 SH       SOLE                    19325
                                                               808    14765 SH       OTHER   1,2,3                    14765
Citigroup Inc                  COM              172967101     1740    81219 SH       SOLE                    81219
                                                              2204   102900 SH       OTHER   1,2,3                   102900
Clear Channel Comm.            COM              184502102     1269    43438 SH       SOLE                    43438
                                                              1035    35428 SH       OTHER   1,2,3                    35428
Comcast Corp New Cl A          COM              20030N101      889    45977 SH       SOLE                    45977
                                                               939    48546 SH       OTHER   1,2,3                    48546
Conocophillips                 COM              20825C104     4247    55726 SH       SOLE                    55726
                                                              3549    46567 SH       OTHER   1,2,3                    46567
Cost Plus Inc California       COM              221485105      385   115015 SH       SOLE                   115015
                                                               253    75460 SH       OTHER   1,2,3                    75460
Dell Inc                       COM              24702r101      683    34300 SH       SOLE                    34300
                                                               464    23295 SH       OTHER   1,2,3                    23295
Dollar Tree Inc                COM              256746108      871    31585 SH       SOLE                    31585
                                                              1006    36455 SH       OTHER   1,2,3                    36455
Erie Indemnity Class B         COM              29530P201   287483     2340 SH       OTHER                             2340
Fannie Mae                     COM              313586109     1009    38343 SH       SOLE                    38343
                                                              1059    40252 SH       OTHER   1,2,3                    40252
Fedex Corp Com                 COM              31428X106      449     4848 SH       SOLE                     4848
                                                               611     6590 SH       OTHER   1,2,3                     6590
Freddie Mac                    COM              313400301     1687    66625 SH       SOLE                    66625
                                                              1703    67254 SH       OTHER   1,2,3                    67254
Goldman Sachs                  COM              38141G104     1539     9305 SH       SOLE                     9305
                                                              1130     6835 SH       OTHER   1,2,3                     6835
Hlth Mgt Assoc Cl A            COM              421933102      407    76964 SH       SOLE                    76964
                                                               354    66831 SH       OTHER   1,2,3                    66831
Home Depot Inc                 COM              437076102      312    11170 SH       SOLE                    11170
                                                               111     3980 SH       OTHER   1,2,3                     3980
Intel Corp                     COM              458140100      938    44300 SH       SOLE                    44300
                                                              1108    52300 SH       OTHER   1,2,3                    52300
International Paper Co.        COM              460146103      464    17059 SH       SOLE                    17059
                                                               576    21180 SH       OTHER   1,2,3                    21180
J P Morgan Chase               COM              46625H100     1511    35178 SH       SOLE                    35178
                                                              1727    40218 SH       OTHER   1,2,3                    40218
Johnson & Johnson              COM              478160104     2251    34701 SH       SOLE                    34701
                                                              1785    27515 SH       OTHER   1,2,3                    27515
Kohl's Corp                    COM              500255104     3048    71060 SH       SOLE                    71060
                                                              3056    71245 SH       OTHER   1,2,3                    71245
Lehman Brothers                COM              524908100     1639    43549 SH       SOLE                    43549
                                                              1285    34136 SH       OTHER   1,2,3                    34136
Lilly Eli & Co                 COM              532457108      356     6900 SH       SOLE                     6900
                                                               118     2290 SH       OTHER   1,2,3                     2290
Louisiana Pacific Corp         COM              546347105      644    70132 SH       SOLE                    70132
                                                               516    56246 SH       OTHER   1,2,3                    56246
Lowe's Companies Inc           COM              548661107     1198    52218 SH       SOLE                    52218
                                                              1147    49996 SH       OTHER   1,2,3                    49996
Merrill Lynch                  COM              590188108     1033    25346 SH       SOLE                    25346
                                                               874    21464 SH       OTHER   1,2,3                    21464
Micron Technology Inc          COM              595112103      322    53950 SH       SOLE                    53950
                                                               271    45429 SH       OTHER   1,2,3                    45429
Morgan Stanley                 COM              617446448      311     6815 SH       SOLE                     6815
                                                               161     3522 SH       OTHER   1,2,3                     3522
National City Corp             COM              635405103      481    48297 SH       SOLE                    48297
                                                               400    40207 SH       OTHER   1,2,3                    40207
Nautilus Group                 COM              63910B102      605   183955 SH       SOLE                   183955
                                                               473   143850 SH       OTHER   1,2,3                   143850
Norfolk Southern               COM              655844108     5223    96144 SH       SOLE                    96144
                                                              4672    86010 SH       OTHER   1,2,3                    86010
Omnivision Technologies        COM              682128103     1238    73625 SH       SOLE                    73625
                                                              1316    78260 SH       OTHER   1,2,3                    78260
Partnerre Ltd                  COM              G6852T105      448     5870 SH       SOLE                     5870
                                                               515     6745 SH       OTHER   1,2,3                     6745
Pfizer Inc                     COM              717081103     3852   184050 SH       SOLE                   184050
                                                              3032   144869 SH       OTHER   1,2,3                   144869
Photronics Inc                 COM              719405102     2869   300401 SH       SOLE                   300401
                                                              2496   261412 SH       OTHER   1,2,3                   261412
Plantronics Inc New            COM              727493108      778    40295 SH       SOLE                    40295
                                                               552    28590 SH       OTHER   1,2,3                    28590
Seacor Holdings, Inc.          COM              811904101      226     2650 SH       SOLE                     2650
                                                               295     3455 SH       OTHER   1,2,3                     3455
Silicon Image Inc Com          COM              82705T102      480    95890 SH       SOLE                    95890
                                                               675   134685 SH       OTHER   1,2,3                   134685
Smithfield Foods Inc           COM              832248108     1594    61860 SH       SOLE                    61860
                                                              1381    53610 SH       OTHER   1,2,3                    53610
Southwest Airlines Co          COM              844741108     1784   143867 SH       SOLE                   143867
                                                              1285   103656 SH       OTHER   1,2,3                   103656
Sovereign Bancorp Inc          COM              845905108       11     1155 SH       SOLE                     1155
                                                               110    11835 SH       OTHER                            11835
Suntrust Banks Inc             COM              867914103      543     9840 SH       SOLE                     9840
                                                               673    12210 SH       OTHER   1,2,3                    12210
Verizon Comm                   COM              92343V104      827    22693 SH       SOLE                    22693
                                                               763    20923 SH       OTHER   1,2,3                    20923
Wachovia Corp - New            COM              929903102     1266    46902 SH       SOLE                    46902
                                                              1216    45031 SH       OTHER   1,2,3                    45031
Wal-Mart Stores Inc            COM              931142103     4608    87475 SH       SOLE                    87475
                                                              2764    52475 SH       OTHER   1,2,3                    52475
Walgreen Co                    COM              931422109     2238    58748 SH       SOLE                    58748
                                                              2408    63215 SH       OTHER   1,2,3                    63215
Washington Mutual Inc          COM              939322103      122    11860 SH       SOLE                    11860
                                                               134    12990 SH       OTHER   1,2,3                    12990
Watson Pharmaceuticals         COM              942683103     4245   144775 SH       SOLE                   144775
                                                              3472   118415 SH       OTHER   1,2,3                   118415
Wells Fargo & Co               COM              949746101      159     5465 SH       SOLE                     5465
                                                                80     2740 SH       OTHER   1,2,3                     2740
Wyeth                          COM              983024100      388     9300 SH       SOLE                     9300
                                                               823    19700 SH       OTHER   1,2,3                    19700
Zale Corporation               COM              988858106      805    40730 SH       SOLE                    40730
                                                               429    21690 SH       OTHER   1,2,3                    21690
ADR BP PLC                     ADR              055622104      291     4800 SH       SOLE                     4800
ADR Royal Dutch Shell Plc Spon ADR              780259206     1350    19573 SH       SOLE                    19573
                                                                65      945 SH       OTHER   1,2,3                      945
Midcap SPDR Trust Ser 1                         595635103      512 3625.0000SH       SOLE                3625.0000
SPDR Trust Series 1                             78462F103     6599 50004.0000SH      SOLE               50004.0000
Vanguard Total Stock Market VI                  922908769     1637 12498.0000SH      SOLE               12498.0000
iShares Russel 2000                             464287655      345 5058.0000SH       SOLE                5058.0000
iShares Lehman 1-3 Yr Tsy Bd F                  464287457      678     8052 SH       SOLE                     8052
iShares Lehman Aggregate Bond                   464287226      655     6381 SH       SOLE                     6381
Ishares Inc MSCI Japan                          464286848      190    15400 SH       SOLE                    15400
Ishares MSCI EAFE Grw Idx                       464288885     1352    18708 SH       SOLE                    18708
Wisdomtree Trust Jp Smallcp Di                  97717w836      310     6957 SH       SOLE                     6957
iShares MSCI EAFE Index Fund                    464287465    31117   432775 SH       SOLE                   432775
                                                               165     2289 SH       OTHER                             2289
iShares MSCI EMRG Index Fund                    464287234     3335    24818 SH       SOLE                    24818
                                                                19      140 SH       OTHER                              140